UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Washburne Capital Management, LLC
Address: 230 Park Avenue, Suite 925
         New York, NY 10169

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Seth Washburne
Title: President
Phone: 212-808-0500

Signature, Place, and Date of Signing:

 /s/ Seth Washburne             New York, NY                11/27/2007
------------------------  ------------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name


[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  46
Form 13F Information Table Value Total:  80,354,224


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

---------------------------------------------------------------------------------------------------------------------
                                                                                             Market         Voting
Name                                        TYPE                 CUSIP         Shares        Value        Authority
---------------------------------------------------------------------------------------------------------------------

***ALCAN INC                               Sponsored ADR         013716105        32,640    3,266,611         Sole
***BCE INC                                 Sponsored ADR         05534B760        95,102    3,808,835         Sole
***NOVAMERICAN STEEL INC                   Sponsored ADR         669959108       109,649    5,559,204         Sole
***REUTERS GROUP PLC                       Sponsored ADR         76132M102        79,845    6,328,515         Sole
***THOMSON CORP                            Sponsored ADR         884903105       -76,654   -3,214,102         Sole
3COM CORP                                  Common                885535104       400,000    1,976,000         Sole
ACCREDITED HOME LENDERS                    Common                00437P107       103,909    1,212,618         Sole
ALLTEL CORP                                Common                020039103        25,000    1,742,000         Sole
ANDREW CORP                                Common                034425108       214,754    2,974,343         Sole
APPLEBEES INTERNATIONAL INC                Common                037899101        65,686    1,634,268         Sole
AQUILA INC                                 Common                03840P102     1,002,461    4,019,869         Sole
ASCENT ENERGY INC                          Escrow Shares         04362R104        13,901            0         Sole
BESICORP GROUP INC                         Escrow Shares         086338993         2,300            0         Sole
BESICORP LTD                               Escrow Shares         086339991            92            0         Sole
CABLEVISION SYSTEMS CORP-CL                Common                12686C109       135,486    4,733,881         Sole
CAPITALSOURCE INC                          Common                14055X102      -153,951   -3,115,968         Sole
CERIDIAN CORP                              Common                156779100        81,124    2,818,248         Sole
CLEAR CHANNEL COMMUNICATIONS               Common                184502102        85,140    3,187,642         Sole
COINMACH SVC CORP                          Common                19259W206       189,665    2,274,083         Sole
CYTYC CORP                                 Common                232946103       100,000    4,765,000         Sole
EQUITY INNS INC                            Common                294703103       153,497    3,465,962         Sole
GREAT PLAINS ENERGY INC                    Common                391164100       -85,813   -2,472,273         Sole
GREATER BAY BANCORP                        Common                391648102       145,730    4,083,683         Sole
HILTON HOTELS CORP                         Common                432848109        54,252    2,522,175         Sole
HOLOGIC INC                                Common                436440101       -52,000   -3,172,000         Sole
KELLWOOD CO                                Common                488044108       172,000    2,932,600         Sole
MIDWEST AIR GROUP INC                      Common                597911106       100,000    1,645,000         Sole
MOSSIMO INC                                Escrow Shares         619ESC999       132,000            0         Sole
MYERS INDUSTRIES INC                       Common                628464109       142,183    2,818,067         Sole
PENN NATIONAL GAMING INC                   Common                707569109        52,140    3,077,303         Sole
PETROCORP INC                              Escrow Shares         71645N994        76,900            0         Sole
PNC FINANCIAL SVCS GROUP INC               Common                693475105       -24,954   -1,699,367         Sole
RARE HOSPITALITY INTERNATION               Common                753820109        50,000    1,905,500         Sole
REPUBLIC PROPERTY TRUST                    Common                760737106       132,540    1,944,362         Sole
RF MICRO DEVICES INC                       Common                749941100       -97,093     -653,436         Sole
SEAGATE TECHNOLOGY INC                     Escrow Shares         811804988         4,076            0         Sole
SIRENZA MICRODEVICES INC                   Common                82966T106        54,400      940,576         Sole
SLM CORPORATION                            Common                78442P106        53,500    2,657,345         Sole
TIERONE CORPORATION                        Common                88650R108       175,042    4,633,362         Sole
TOPPS CO INC                               Common                890786106       521,401    5,052,376         Sole
U S XPRESS ENTERPRISES INC                 Common                90338N103        66,808    1,320,126         Sole
WELLS FARGO & CO                           Common                949746101      -114,911   -4,093,130         Sole
WENDYS INTERNATIONAL INC                   Common                950590109        55,100    1,923,541         Sole
WILLIAMS SCOTSMAN INTL INC                 Common                96950G102       168,907    4,680,413         Sole
WOM INC                                    Escrow Shares         978106102            92            0         Sole
YARDVILLE NATIONAL BANCORP-N               Common                985021104        85,370    2,870,993         Sole